Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 5. Goodwill

Goodwill balances and activity for the six months ended June 30, 2024 and year ended December 31, 2023 consisted of the following:

Balance at December 31, 2023	$25,093,000
Goodwill adjustment	-
Balance at June 30, 2024	$25,093,000

As of September 30, 2023, management performed annual goodwill impairment testing. No goodwill impairment was identified as a result of these tests. As of September 30, 2023, a quantitative analysis was prepared utilizing the Market Approach and Income Approach valuing the Company. The guideline public company Market Approach produced a mean business enterprise value indication using estimated 2026 results of $49.8 million. The Income Approach was based upon the use of a discounted pro forma cash flow model and produced a business enterprise value indication of $44.9 million. A weighting of 30% to the weighted value indicated was applied under the Market Approach, and a weighting of 70% to the value indicated under the Income Approach. A lower weighting was applied to the Market Approach due to the fact of using forecasted earnings of the Company. Based upon the above weightings, an initial value of $46.4 million for Impact was calculated. Adding cash of $201,000 to the initial business enterprise value produced a concluded business enterprise value of $46.6 million (rounded) for Impact. Subtracting interest-bearing debt of $11.9 million, results in a Fair Value for the common equity of Impact of $34.7 million. As of September 30, 2023, the indicated equity value exceeded the carrying amount by approximately $5.1 million or 14.7%. No circumstances or events have occurred since the most recent analysis that would indicate the need for an impairment.

7. Goodwill

Goodwill balances and activity for the year-ended December 31, 2023 and year ended December 31, 2022 consisted of the following:

Balance at December 31, 2022	$25,093,000
Goodwill adjustment	-
Balance at December 31, 2023	$25,093,000

During 2023 and 2022, management performed annual goodwill impairment testing. No goodwill impairment was identified as a result of these tests. As of September 30, 2023, a quantitative analysis was prepared utilizing the Market Approach and Income Approach valuing the Company. The guideline public company Market Approach produced a mean business enterprise value indication using estimated 2026 results of $49.8 million. The Income Approach was based upon the use of a discounted pro forma cash flow model and produced a business enterprise value indication of $44.9 million. A weighting of 30% to the weighted value indicated was applied under the Market Approach, and a weighting of 70% to the value indicated under the Income Approach. A lower weighting was applied to the Market Approach due to the fact of using forecasted earnings of the Company. Based upon the above weightings, an initial value of $46.4 million for Impact was calculated. Adding cash of $201,000 to the initial business enterprise value produced a concluded business enterprise value of $46.6 million (rounded) for Impact. Subtracting interest-bearing debt of $11.9 million, results in a Fair Value for the common equity of Impact of $34.7 million. As of September 30, 2023, the indicated equity value exceeded the carrying amount by approximately $5.1 million or 14.7%.